Cash and cash equivalents	12 Months Ended
Mar. 31, 2025
Text Blocks Abstract
Cash and cash equivalents

11. Cash and cash equivalents

	As at March 31,
	2023		2024		2025
Cash and bank balances	₹	60,417	₹	60,648	₹	74,456
Demand deposits with banks (1)		31,463		36,305		47,518
	₹	91,880	₹	96,953	₹	121,974

(1)
These deposits can be withdrawn by the Company at any time without prior notice and without any penalty on the principal.

Cash and cash equivalents consist of the following for the purpose of the consolidated statement of cash flows:

	As at March 31,
	2023		2024		2025
Cash and cash equivalents	₹	91,880	₹	96,953	₹	121,974
Bank overdrafts		(19)		(2)	^
	₹	91,861	₹	96,951	₹	121,974

^ Value is less than 0.5